Related Party Transactions - Schedule of Significant Related Party Transactions (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Disposal gain of an investment			¥ 378,679
JOYY Inc [Member]
Related Party Transaction [Line Items]
Operation support services provided by Tencent		¥ 351	2,543	¥ 4,187
Purchase of services by JOYY on behalf of Huya		502	268	18,945
Others			0	1,054
Tencent Holdings Limited [Member]
Related Party Transaction [Line Items]
Content costs charged by Tencent	[1]	539,451	485,988	127,224
Operation support services provided by Tencent		174,158	370,393	342,487
Disposal gain of an investment	[2]		360,589
Advertising, sub-licensing and other revenues from Tencent		22,073	80,302	14,349
Others		12,867	14,617	30,540
Tencent and Huya's Related Parties [Member]
Related Party Transaction [Line Items]
Content costs and revenue sharing fees charged by Tencent and Huya's related parties		100,627	102,311	85,361
Advertising, sub-licensing and other revenues from Tencent and Huya's related parties		13,072	188,209	8,197
Others		¥ 18,213	¥ 21,013	¥ 34,044

[1]	In April 2021, the Group entered into a related party transaction with a fellow subsidiary of Tencent to purchase an exclusive license for broadcasting League of Legends matches during the period from 2021 to 2025, with a total consideration of RMB2,013 million. In January 2023, the Group has entered into a supplemental agreement to the above-mentioned agreement with Tencent to update the authorised right, licensed scope and total consideration (Note 26).
[2]	In 2018, the Group invested as one of the limited partners with significant influence in an investment fund (the “Fund”) which owns an equity interest in an online game company, which was accounted for as an equity investment. For the year ended December 31, 2021, the Group disposed of its interest (through sales to two separate parties) in the Fund with a disposal gain of RMB378,679 recognized, of which RMB360,589 was related to the transaction with an entity owned by Tencent.